Schedule of stock option activity (Details) - Share Based Payment Plan G P A [Member]	12 Months Ended
	Dec. 31, 2021 R$ / shares Numbers	Dec. 31, 2020 Numbers R$ / shares
IfrsStatementLineItems [Line Items]
Options, cancelled | Numbers	(55)	(69)
Weighted average exercise price, cancelled	R$ 10.50	R$ 42.59
Weighted average exercise price, granted	(1,157)	(489)
Weighted average exercise price, exercised	R$ 7.65	R$ 23.93
Options, expired | Numbers	(69)	(127)
Weighted average exercise price, expired	R$ 11.57	R$ 42.44
Options, outstanding, ending | Numbers	1,412	1,468
Weighted average exercise price, outstanding, ending	R$ 5.71	R$ 30.71
Weighted average of remaining contractual term, ending	1 year 6 months	10 months 17 days
Options, exercisable | Numbers	1,412	1,468
Weighted average exercise price, exercisable	R$ 5.71	R$ 30.71
Weighted average of remaining contractual term, exercisable	1 year 6 months	10 months 17 days
Weighted average exercise price, granted	R$ 22.37